Investment Strategy	Dec. 31, 2025
Symmetry Panoramic US Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies The Fund is a diversified multi-strategy fund that seeks to achieve its investment objective primarily by implementing factor styles that the Fund’s investment adviser, Symmetry, believes have the potential to produce positive returns before fees over time. Under normal circumstances, the Fund will invest, directly or indirectly, at least 80% of its net assets in equity securities of U.S. companies. The Fund may invest in securities and other instruments either directly or by investing in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”). The universe of securities in which the Fund may invest generally includes all U.S. companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC, Nasdaq Global Market, Nasdaq Capital Market, or other securities exchanges deemed
Symmetry Panoramic International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a diversified multi-strategy fund that seeks to achieve its investment objective primarily by implementing factor styles that the Fund’s investment adviser, Symmetry, believes have the potential to produce positive returns before fees over time. Under normal circumstances, the Fund will invest, directly or indirectly, at least 80% of its net assets in non-U.S. equity securities. The Fund may invest in securities and other instruments either directly or by investing in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund will invest in the equity securities of companies that are located in countries outside of the United States, both in developed markets and emerging markets. The Fund generally will invest in the stocks and other equity securities directly or through sponsored or unsponsored depositary receipts. The Fund does not target a specific market capitalization and may invest across different segments of the equity markets, including large (“large-cap “), mid (“mid-cap”), small (“small-cap”) and micro-capitalization (“micro-cap”) equity securities that the Adviser believes offer the prospect of long-term capital appreciation. The Fund may also invest in foreign real estate investment trusts (“REITs”). Although the Adviser focuses on the broad market in terms of market capitalization, the Fund’s investments may be overweight to mid-cap, small-cap and micro-cap securities relative to their market weight. These companies generally are considered by the Adviser to be those whose market capitalizations are within the lower 25% of the MSCI World ex-USA IMI Index. The Underlying Funds also may invest in the financial sector. Certain Underlying Funds also may engage in strategies that require heightened turnover, and the Adviser may not consider portfolio turnover a limiting factor in making decisions for the Fund.

The Fund currently intends to invest its assets primarily in Underlying Funds and directly in the common stocks, preferred stocks or securities convertible into stocks, of non-U.S. companies in both developed countries and emerging market countries, either directly by the Adviser or pursuant to investment sub-advisory agreements with investment managers selected by the Adviser (“Sub-Advisers”). The Trust and the Adviser were granted an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that permits Symmetry, subject to certain conditions, and without the approval of shareholders, to hire and terminate Sub-Advisers. The Adviser may add or remove Sub-Advisers at its discretion. The Fund generally will purchase the stocks and other equity securities directly or through depositary receipts.

The Adviser seeks to manage a multi-factor fund that provides exposure to different managers that in the Adviser’s view are best able to deliver certain factor exposures as identified by the Adviser. The Adviser will generally access these investment managers either through Underlying Funds or through a direct sub-advisory relationship with an investment manager. The Adviser will make a determination for each investment manager as to which type of access it believes is most advantageous to the Fund, and will make changes at its discretion. The Adviser looks for Underlying Funds or sub-advisory mandates that will feature characteristics associated with investment style factors that have been identified in certain academic research papers and that, although there is no guarantee of future results, the Adviser has identified as having historically shown the potential to deliver greater returns over time. Such factors may include market, value, momentum, quality, and size of the equity securities. Liquidity, volatility, and other factors that, in the opinion of the Adviser, are appropriate for achieving the Fund’s investment objective may also be considered. The Fund will seek to diversify its investments by investing in Underlying Funds and securities that focus on different factors in the foreign equity markets, including emerging markets.

There is no limit in the number of Underlying Funds in which the Fund may invest, and the Fund may invest more than 25% of its assets in one Underlying Fund.

The Adviser sets an overall asset allocation based on long-term strategic considerations and monitors the portfolio on an ongoing basis. The Adviser will periodically rebalance the portfolio and may change managers and/or exposures over time based on its evolving investment views amid changing market and economic conditions. Periodically, the Adviser will review certain factors in each Underlying Fund and may add or remove Underlying Funds without notice to shareholders. The Adviser may also temporarily over or under-weight certain exposures for the purpose of managing distributions, which may include selling Fund investments to offset gains. To the extent that this activity causes the Fund to deviate from its typical factor exposures, it may not meet its investment objective. The Adviser may also temporarily alter its investments if market, economic or other signals warrant doing so in the view of the Adviser.

With respect to the portion of assets managed directly by a Sub-Adviser, the Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more Sub-Advisers, in percentages determined at the discretion of the Adviser. Each Sub-Adviser acts independently from the others and utilizes its own distinct investment style. However, each Sub-Adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions. At this time, with respect to the sub-advised portion of the Fund’s assets, the Adviser has entered into direct sub-advisory relationships with AQR Capital Management, LLC (“AQR”) and Dimensional Fund Advisors LP (“DFA”). AQR currently manages a portion of the Fund’s assets that has been allocated to AQR by the Adviser. At this time, the Adviser has not yet allocated any assets of the Fund to DFA.

AQR generally invests its allocated portion of the Fund in equity securities of both non-U.S. developed and emerging market companies. AQR’s investments in non-U.S. developed markets will generally be in large-cap companies, which for non-U.S. developed market companies AQR generally considers to be those companies with market capitalizations within the range of the MSCI World ex-U.S. Index at the time of purchase. As of October 31, 2025, the market capitalization of the companies in the MSCI World ex-U.S. Index ranged from $1.7 billion to $417.3 billion. The size of companies in the MSCI World ex-U.S. Index may change with market conditions or due to changes in the composition of the Index. AQR’s investments in emerging markets will generally be in equity securities of large-cap and mid-cap companies, which for emerging market companies AQR generally considers to be those companies with market capitalizations within the range of the MSCI Emerging Markets Index at the time of purchase. As of October 31, 2025, the market capitalization of the companies in the MSCI Emerging Markets Index ranged from $186.1 million to $1.2 trillion. The size of companies in the MSCI Emerging Markets Index may change with market conditions or due to changes in the composition of the MSCI Emerging Markets Index. Although AQR does not limit its investments to any one country, AQR may invest in any one country without limit. AQR may also invest directly in equity index futures, forward foreign currency contracts, foreign currencies, ETFs, REITs and depositary receipts. AQR also may invest in the financial sector.

AQR’s strategy combines multiple investment styles, including value, momentum and quality, using an integrated approach. In managing its allocated portion of the Fund, AQR seeks to invest in attractively valued companies with positive momentum characteristics and stable business operations and practices. A company may be considered to be a value investment if it appears inexpensive based on multiple fundamental measures, which may include price-to-book or price-to-earnings ratios relative to other securities in its investment universe. In assessing momentum, AQR generally favors securities with positive performance relative to other securities within the investment universe. AQR also generally favors companies exhibiting consistent business health and stability, and may include those with strong profitability or stable earnings. These characteristics are generally evaluated at time of purchase, and may change throughout the holding period. AQR may add to or modify the economic factors employed in selecting securities.

AQR determines the weight of each security in its allocated portion of the Fund using a combination of the liquidity of the security. AQR’s assessment of attractiveness of the security based on factors described above, or using additional criteria that form part of AQR’s security selection process. AQR utilizes portfolio optimization techniques, which incorporate anticipated transaction costs, to determine portfolio composition and trading activity.

With respect to the portion of the Fund’s assets managed directly by the Adviser and not allocated to another Sub-Adviser (the “Adviser-Managed Sleeve”), the Adviser has engaged Vident Asset Management (“Vident”) to serve as a trading sub-adviser. Vident is responsible for trading portfolio securities for the Adviser-Managed Sleeve, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, as well as performing pre- and post-trade compliance and monitoring trading activity for the Adviser-Managed Sleeve, all subject to the oversight of the Adviser and the Board of Trustees.

The Underlying Funds in which the Fund invests and the Fund itself may use a variety of derivative instruments including futures and option contracts, forward contracts for equity securities and indices, forward foreign currency contracts, and swaps, including equity index and total return swaps.

Symmetry Panoramic Global Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a diversified multi-strategy fund that seeks to achieve its investment objective primarily by implementing factor styles that the Fund’s investment adviser, Symmetry, believes have the potential to produce positive returns before fees over time. Under normal circumstances, the Fund will invest, directly or indirectly, at least 80% of its net assets in equity securities of U.S. and foreign companies. The Fund may invest in securities and other instruments either directly or by investing in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund will invest in the equity securities of U.S. companies, foreign companies in developed markets and/or companies located in emerging markets. In addition to Underlying Funds and securities that are principally invested in companies located in the United States, the Fund also will generally be invested in Underlying Funds who are principally invested in, or directly in securities of, at least three foreign countries. Under normal market conditions, the Fund will allocate its investments between U.S. and non-U.S. securities and other investments in amounts comparable to the allocation represented in the Fund’s benchmark. However, the Fund may overweight or underweight those allocations by up to 10% of net assets and also may depart from those allocations during times when market conditions are not deemed favorable. The Fund generally will invest in stocks and other equity securities directly or through sponsored or unsponsored depositary receipts. The Fund does not target a specific market capitalization and may invest across different segments of the equity markets, including large (“large-cap”), mid (“mid-cap”), small (“small-cap”) and micro-capitalization (“micro-cap”) equity securities that the Adviser believes offer the prospect of long-term capital appreciation. The Fund may also invest in U.S. and foreign real estate investment trusts (“REITs”). Although the Adviser focuses on the broad market in terms of market capitalization, the Fund’s investments may be overweight to mid-cap, small-cap and micro-cap securities relative to their market weight. These companies generally are considered by the Adviser to be those whose market capitalizations are within the lower 25% of market capitalization of the MSCI ACWI IMI Index. The Underlying Funds also may invest in the financial sector. Certain Underlying Funds also may engage in strategies that require heightened turnover, and the Adviser may not consider portfolio turnover a limiting factor in making decisions for the Fund.

The Fund currently intends to invest its assets primarily in Underlying Funds and directly in the common stocks, preferred stocks or securities convertible into stocks of U.S. and foreign companies in both developed countries and emerging market countries, either directly by the Adviser or pursuant to investment sub-advisory agreements with investment managers selected by the Adviser (“Sub-Advisers”). The Trust and the Adviser were granted an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that permits Symmetry, subject to certain conditions, and without the approval of shareholders, to hire and terminate Sub-Advisers. The Adviser may add or remove Sub-Advisers at its discretion. The Fund generally will purchase the stocks and other equity securities directly or through depositary receipts.

The Adviser seeks to manage a multi-factor fund that provides exposure to different managers that in the Adviser’s view are best able to deliver certain factor exposures as identified by the Adviser. The Adviser will generally access these investment managers either through Underlying Funds, or through a direct sub-advisory relationship with an investment manager. The Adviser will make a determination for each investment manager as to which type of access it believes is most advantageous to the Fund, and will make changes at its discretion. The Adviser looks for Underlying Funds or sub-advisory mandates that will feature characteristics associated with investment style factors that have been identified in certain academic research papers and that, although there is no guarantee of future results, the Adviser has identified as having historically shown the potential to deliver greater returns over time. Such factors may include market, value, momentum, quality, and size of the equity securities. Liquidity, volatility, and other factors that, in the opinion of the Adviser, are appropriate for achieving the Fund’s investment objective may also be considered. The Fund will diversify its investments by investing in Underlying Funds and securities that focus on different factors in the foreign equity markets, including emerging markets, as well as domestic equity markets.

There is no limit in the number of Underlying Funds in which the Fund may invest, and the Fund may invest more than 25% of its assets in one Underlying Fund. The Adviser sets an overall asset allocation based on long-term strategic considerations and monitors the portfolio on an ongoing basis. The Adviser will periodically rebalance the portfolio and may change managers and/or exposures over time based on its evolving investment views amid changing market and economic conditions. Periodically, the Adviser will review certain factors in each Underlying Fund and may add or remove Underlying Funds without notice to shareholders. The Adviser may also temporarily over or under-weight certain exposures for the purpose of managing distributions, which may include selling Fund investments to offset gains. To the extent that this activity causes the Fund to deviate from its typical factor exposures, it may not meet its investment objective. The Adviser may also temporarily alter its investments if market, economic or other signals warrant doing so in the view of the Adviser.

With respect to the sub-advised portion of the Fund’s assets, the Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more Sub-Advisers, in percentages determined at the discretion of the Adviser. Each Sub-Adviser acts independently from the others and utilizes its own distinct investment style. However, each Sub-Adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions. At this time, with respect to the sub-advised portion of the Fund’s assets, the Adviser has allocated portions of the Fund’s assets to the following Sub-Advisers: AQR Capital Management, LLC (“AQR”) and Dimensional Fund Advisors LP (“DFA”).

AQR generally invests its allocated portion of the Fund in equity securities of U.S. and non-U.S. companies, including non-U.S. companies in both developed and emerging markets. AQR’s investments in U.S. companies will generally be in large-cap companies, which for U.S. companies AQR generally considers to be those companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The Russell 1000® Index is designed to measure the performance of large capitalization stocks in the United States. The size of companies in the Russell 1000 Index may change with market conditions or due to changes in the composition of the Index. AQR’s investments in non-U.S. developed markets will generally be in large-cap companies, which for non-U.S. developed market companies AQR generally considers to be those companies with market capitalizations within the range of the MSCI World ex-U.S. Index at the time of purchase. As of October 31, 2025, the market capitalization of the companies in the MSCI World ex-U.S. Index ranged from $1.7 billion to $417.3 billion. The size of companies in the MSCI World ex-U.S. Index may change with market conditions or due to changes in the composition of the Index. AQR’s investments in emerging markets will generally be in equity securities of large-cap and mid-cap companies, which for emerging market companies AQR generally considers to be those companies with market capitalizations within the range of the MSCI Emerging Markets Index at the time of purchase. As of October 31, 2025, the market capitalization of the companies in the MSCI Emerging Markets Index ranged from $186.1 million to $1.2 trillion. The size of companies in the MSCI Emerging Markets Index may change with market conditions or due to changes in the composition of the Index. Although AQR does not limit its investments to any one country, AQR may invest in any one country without limit. AQR may also invest directly in equity index futures, forward foreign currency contracts, foreign currencies, ETFs, REITs and depositary receipts. AQR also may invest in the financial sector.

AQR’s strategy combines multiple investment styles, including value, momentum and quality, using an integrated approach. In managing its allocated portion of the Fund, AQR seeks to invest in attractively valued companies with positive momentum characteristics, and stable business operations and practices. A company may be considered to be a value investment if it appears inexpensive based on multiple fundamental measures, which may include price-to-book or price-to-earnings ratios relative to other securities in its investment universe. In assessing momentum, AQR generally favors securities with positive performance relative to other securities within the investment universe. AQR also generally favors companies exhibiting consistent business health and stability, and may include those with strong profitability or stable earnings. These characteristics are generally evaluated at time of purchase, and may change throughout the holding period. AQR may add to or modify the economic factors employed in selecting securities.

AQR determines the weight of each security in its allocated portion of the Fund using a combination of the liquidity of the security, AQR’s assessment of attractiveness of the security based on factors described above, or using additional criteria that form part of AQR’s security selection process. AQR utilizes portfolio optimization techniques, which incorporate anticipated transaction costs, to determine portfolio composition and trading activity.

To achieve the Fund’s investment objective, DFA, with respect to its allocated portion of the Fund, implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, DFA’s approach emphasizes long-term drivers of expected returns identified by DFA’s research, while balancing risk through broad diversification across companies and sectors. DFA’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

With respect to DFA’s allocated portion, DFA purchases a broad and diverse group of readily marketable equity securities of U.S. companies that DFA determines to be large capitalization companies within the U.S. Universe. A company’s market capitalization is the number of its shares outstanding times its price per share. DFA generally defines the U.S. Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the U.S. Universe it represents) of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by DFA. As of the date of this Prospectus, for purposes of its allocated portion of the Fund, DFA considers large cap companies to be companies whose market capitalizations are generally in the highest 85-90% of total market capitalization within the U.S. Universe. Total market capitalization is based on the market capitalization of eligible operating companies within the U.S. Universe. Under DFA’s market capitalization guidelines described above, based on market capitalization data as of November 30, 2025, the market capitalization of a large cap company would be $21.039 billion or above. This threshold will change due to market conditions.

In addition, DFA may overweight certain securities, including smaller companies, lower relative price stocks, and/or higher profitability stocks within the large cap segment of the U.S. Universe. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, DFA may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because, in DFA’s view, it has high earnings or profits from operations in relation to its book value or assets. The criteria DFA uses for assessing relative price and profitability are subject to change from time to time. DFA may also increase or reduce its allocated portion of the Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, DFA seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

DFA, with respect to its allocated portion of the Fund, may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from its allocated portion of the Fund.

With respect to the portion of the Fund’s assets managed directly by the Adviser and not allocated to another Sub-Adviser (the “Adviser-Managed Sleeve”), the Adviser has engaged Vident Asset Management (“Vident”) to serve as a trading sub-adviser. Vident is responsible for trading portfolio securities for the Adviser-Managed Sleeve, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, as well as performing pre- and post-trade compliance and monitoring trading activity for the Adviser-Managed Sleeve, all subject to the oversight of the Adviser and the Board of Trustees.

The Underlying Funds in which the Fund invests and the Fund itself also may use a variety of derivative instruments including futures and option contracts, forward contracts for equity securities and indices, forward foreign currency contracts, and swaps, including equity index and total return swaps.

Symmetry Panoramic Tax Managed Global Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a diversified multi-strategy fund that seeks to achieve its investment objective primarily by implementing factor styles that the Fund’s investment adviser, Symmetry, believes have the potential to produce positive returns before fees over time. Under normal circumstances, the Fund will invest, directly or indirectly, at least 80% of its net assets in U.S. and foreign equity securities. The Fund may invest in securities and other instruments either directly or by investing in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund will invest in the equity securities of U.S. companies, foreign companies in developed markets and/or companies located in emerging markets. In addition to Underlying Funds and securities that are principally invested in companies located in the United States, the Fund also will generally be invested in Underlying Funds who are principally invested in, or directly in securities of, at least three foreign countries. Under normal market conditions, the Fund will allocate its investments between U.S. and non-U.S. securities and other investments in amounts comparable to the allocation represented in the Fund’s benchmark. However, the

Fund may overweight or underweight those allocations by up to 10% of net assets and also may depart from those allocations during times when market conditions are not deemed favorable. The Fund does not target a specific market capitalization and may invest across different segments of the equity markets, including large (“large-cap “), mid (“mid-cap”), small (“small-cap”) and micro-capitalization (“micro-cap”) equity securities that the Adviser believes offer the prospect of long-term capital appreciation. The Fund may also invest in U.S. and foreign real estate investment trusts (“REITs”) and REIT-like investments. The Fund will invest, to the extent possible while maintaining the overall investment strategy, in Underlying Funds that utilize tax management strategies to reduce the impact of federal income tax on shareholders’ investment returns. The Fund will also invest in Underlying Funds that do not utilize such strategies. Although the Adviser focuses on the broad market in terms of market capitalization, the Fund’s investments may be overweight to mid-cap, small-cap and micro-cap securities relative to their market weight. These companies generally are considered by the Adviser to be those whose market capitalizations are within the lower 25% of market capitalization of the MSCI ACWI IMI Index. The Underlying Funds also may invest in the financial sector. Certain Underlying Funds also may engage in strategies that require heightened turnover, and the Adviser may not consider portfolio turnover a limiting factor in making decisions for the Fund.

The Fund currently intends to invest its assets primarily in Underlying Funds and directly in the common stocks, preferred stocks or securities convertible into stocks, of U.S. and foreign companies in both developed countries and emerging market countries, as well as equity index futures, forward foreign currency contracts, foreign currencies, ETFs and depositary receipts, pursuant to investment sub-advisory agreements with investment managers selected by the Adviser (“Sub-Advisers”).

The Adviser seeks to manage a multi-factor fund that provides exposure to different managers that in the Adviser’s view are best able to deliver certain factor exposures as identified by the Adviser. The Adviser will generally access these investment managers either through Underlying Funds, or through a direct sub-advisory relationship with an investment manager. The Adviser will make a determination for each investment manager as to which type of access it believes is most advantageous to the Fund, and will make changes at its discretion. The Adviser looks for Underlying Funds or sub-advisory mandates that will feature characteristics associated with investment style factors that have been identified in certain academic research papers and that, although there is no guarantee of future results, the Adviser has identified as having historically shown the potential to deliver greater returns over time. Such factors may include market, value, momentum, quality, and size of the equity securities. Liquidity, volatility, and other factors that, in the opinion of the Adviser, are appropriate for achieving the Fund’s investment objective may also be considered. The Fund will diversify its investments by investing in Underlying Funds or securities that focus on different factors in the foreign equity markets, including emerging markets, as well as domestic equity markets.

There is no limit in the number of Underlying Funds in which the Fund may invest, and the Fund may invest more than 25% of its assets in one Underlying Fund.

The Adviser sets an overall asset allocation based on long-term strategic considerations and monitors the portfolio on an ongoing basis. The Adviser will periodically rebalance the portfolio and may change managers and/or exposures over time based on its evolving investment views amid changing market and economic conditions. Periodically, the Adviser will review certain factors in each Underlying Fund and may add or remove Underlying Funds without notice to shareholders. The Adviser may also temporarily over or under-weight certain exposures for the purpose of managing distributions, which may include selling Fund investments to offset gains. To the extent that this activity causes the Fund to deviate from its typical factor exposures, it may not meet its investment objective. The Adviser may also temporarily alter its investments if market, economic or other signals warrant doing so in the view of the Adviser.

The Trust and the Adviser were granted an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that permits Symmetry, subject to certain conditions, and without the approval of shareholders, to hire and terminate sub-advisers (“Sub-Advisers”). At this time, there are no sub-advisers to the Fund. The Adviser may add sub-advisers at its discretion. With respect to any portion of assets managed directly by a sub-adviser, the Fund utilizes a “multi-manager” approach whereby the Fund’s assets will be allocated to one or more sub-advisers, in percentages determined at the discretion of the Fund’s Adviser. Each sub-adviser acts independently from the others and utilizes its own distinct investment style in investing and selecting securities. However, each sub-adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.

The Fund and some of its Underlying Funds will be invested in a way that takes into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains to the extent possible within the confines of its investment strategy. Such portions of the Fund and Underlying Funds seek to reduce income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains) while maintaining the overall strategy. This tax management strategy is generally designed so investors receive lower distributions of realized capital gains than funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions by the Fund, however, as the Fund and the Underlying Funds generally will balance investment considerations with tax consequences in making investment decisions.

The Underlying Funds in which the Fund invests and the Fund itself also may use a variety of derivative instruments including futures and option contracts, forward contracts for equity securities and indices, forward foreign currency contracts, and swaps, including total return swaps.

The Adviser has engaged Vident Asset Management (“Vident”) to serve as a trading sub-adviser for the Fund. Vident is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, as well as performing pre- and post-trade compliance and monitoring trading activity for the Fund, all subject to the oversight of the Adviser and the Board of Trustees.

Symmetry Panoramic US Systematic Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective primarily by implementing a market-based factor approach to fixed income that the Fund’s investment adviser, Symmetry, believes has the potential to produce income and capital appreciation before fees over time. Under normal circumstances, the Fund will invest, directly or indirectly, at least 80% of its net assets in U.S. fixed income securities. The Fund may invest up to 20% of its net assets in foreign issuers.

The Fund generally will invest in U.S. treasury obligations, other U.S. government and agency obligations, bank obligations, corporate bonds, asset-backed securities, mortgage-related and mortgage-backed securities, commercial paper, repurchase agreements, and other debt obligations and cash and cash equivalents. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and mortgage TBAs (“to-be-announced”). The Fund may invest in fixed income instruments with fixed or adjustable (floating) rates. The Fund may also invest a portion of its assets in high-yield (lower rated) debt instruments (also known as “below investment grade” or “junk bonds”, which are considered speculative). The Fund does not seek to maintain any particular weighted average maturity or duration, and may invest in fixed income instruments of any maturity or duration. The Fund may also invest in debt obligations, denominated in U.S. dollars, that are issued by a non U.S. corporation or a U.S. affiliate of a non U.S. corporation or a non U.S. government or its agencies and instrumentalities.

The Trust and the Adviser were granted an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that permits Symmetry, subject to certain conditions, and without the approval of shareholders, to hire and terminate sub-advisers (“Sub-Advisers”). At this time, J.P. Morgan Investment Management Inc. (“JPMIM”) is the sole sub-adviser to the Fund. The Adviser may add sub-advisers at its discretion. The sub-adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.

Currently, JPMIM manages the entirety of the assets in the Fund. JPMIM generally invests in fixed income securities of global issuers, which typically includes, but is not limited to, those securities in the Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar denominated, fixed-rate taxable bond market. JPMIM may also invest in short maturity high-yield fixed income securities rated Ba3 or higher (or the unrated equivalent) at the time of purchase. JPMIM’s factor-based strategy in corporate fixed income securities combines multiple investment styles, including value, momentum and quality, using an integrated multi-factor approach. In managing the Fund, JPMIM intends to overweight corporate bonds relative to their market value weight in the Bloomberg U.S. Aggregate Index. JPMIM seeks to invest in attractively valued corporate fixed income securities with positive momentum characteristics and of companies with stable business operations and practices. A fixed income security may be considered to be a value investment if it appears inexpensive based on market based measures of value relative to fundamental measures. In assessing momentum, JPMIM generally favors corporate fixed income securities with positive performance relative to other fixed income securities within its investment universe and also considers the equity momentum of the issuer. JPMIM also generally favors the fixed income securities issued by companies exhibiting consistent business health and stability, and may include those with strong profitability and balance sheet debt ratios. These factor characteristics are generally evaluated at the time of purchase, and may change throughout the holding period. JPMIM may add to or modify the economic factors employed in selecting securities. JPMIM may also implement a credit steepener strategy both using cash bonds (i.e., overweighting shorter maturity bonds while simultaneously underweighting longer maturity bonds) and credit default swaps (i.e., selling protection and buying protection) to pursue perceived opportunities.

JPMIM determines the weight of each security in its allocated portion of the Fund using a combination of the liquidity of the security, JPMIM’s assessment of attractiveness of the security based on the factors described above, or using additional criteria that form part of JPMIM’s systematic security selection process. JPMIM utilizes portfolio optimization techniques, which incorporate anticipated transaction costs and turnover, to determine portfolio composition and trading activity.

JPMIM may use a variety of derivative instruments including futures and option contracts, forward contracts for currency hedging, interest rate swaps, and credit default swaps. JPMIM may also enter into short positions in derivatives for hedging purposes or to enhance returns. In addition, JPMIM also may invest in derivatives, including but not limited to futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund, or to hedge currency risk.

Symmetry Panoramic Municipal Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a diversified multi-strategy fund that seeks to achieve its investment objective primarily by implementing a market-based factor approach to fixed income that the Fund’s investment adviser, Symmetry, believes has the potential to produce positive returns before fees over time. Under normal circumstances, the Fund will, directly or indirectly, invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and may subject the investors to alternative minimum tax. The Fund may invest in securities and other instruments either directly or by investing in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”). The Fund will invest in long-term, intermediate and short-term municipal bonds. The Fund may also invest in short-term municipal money market fund securities. The Fund also may invest in obligations of the U.S. government and of U.S. government agencies. The Fund may also invest a portion of its assets in high-yield (lower rated) municipal debt instruments, which may be investment grade or below investment grade (also known as “junk bonds”, which are considered speculative). The Fund does not seek to maintain any particular weighted average maturity or duration, and may invest in fixed income instruments of any maturity or duration. Certain Underlying Funds also may engage in strategies that require heightened turnover, and the Adviser may not consider portfolio turnover a limiting factor in making decisions for the Fund.

The Adviser seeks to manage a multi-factor fund that provides exposure to different managers that in the Adviser’s view are best able to deliver certain factor exposures as identified by the Adviser. The Adviser will generally access these investment managers either through Underlying Funds, or through a direct sub-advisory relationship with an investment manager. The Adviser will make a determination for each investment manager as to which type of access it believes is most advantageous to the Fund, and will make changes at its discretion. The Adviser may look for Underlying Funds or sub-advisory mandates that will feature characteristics associated with investment style factors that have been identified in certain academic research papers and that, although there is no guarantee of future results, the Adviser has identified as having historically shown the potential to deliver greater returns over time.

Under normal market conditions, the Adviser expects to invest in the securities of Underlying Funds selected based on having characteristics associated with factors targeted by the Adviser. Such factors may include consideration to credit risk, interest rate risk, and other factors that, in the opinion of the Adviser, are appropriate for achieving the Fund’s investment objective. The Fund will diversify its investments by investing in Underlying Funds that focus on different factors in the fixed income securities market. The Adviser manages the allocation with a goal of prudently capturing returns of the municipal markets, which the Adviser expects will have low sensitivity to returns of the U.S. stock market.

There is no limit in the number of Underlying Funds in which the Fund may invest, and the Fund may invest more than 25% of its assets in one Underlying Fund.

The Adviser sets an overall asset allocation within the municipal bond market based on long-term strategic considerations and monitors this allocation on an ongoing basis. The Adviser will periodically rebalance the portfolio and may change managers and/or exposures over time based on its evolving investment views amid changing market and economic conditions. Periodically, the Fund’s Adviser will review certain factors in each Underlying Fund and may add or remove Underlying Funds without notice to shareholders. The Adviser may also temporarily over or under-weight certain exposures for tax management purposes, which may include selling Fund investments to offset gains. To the extent that this activity causes the Fund to deviate from its typical exposures, it may not meet its investment objective. The Adviser may also temporarily alter its investments if market, economic or other signals warrant doing so in the view of the Adviser.

The Trust and the Adviser were granted an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that permits Symmetry, subject to certain conditions, and without the approval of shareholders, to hire and terminate sub-advisers (“Sub-Advisers”). At this time, there are no sub-advisers to the Fund. The Adviser may add sub-advisers at its discretion. With respect to any portion of assets managed directly by a sub-adviser, the Fund utilizes a “multi-manager” approach whereby the Fund’s assets will be allocated to one or more sub-advisers, in percentages determined at the discretion of the Adviser. Each sub-adviser acts independently from the others and utilizes its own distinct investment style in investing in selecting securities. However, each sub-adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.

The Underlying Funds in which the Fund invests may also use a variety of derivative instruments, including futures and option contracts and swaps. Underlying index-based ETFs may use derivatives, including futures contracts, options on futures contracts, options and swaps to help the ETF track its underlying index. In addition, the Fund also may invest directly in derivatives, including but not limited to futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund.

The Adviser has engaged Vident Asset Management (“Vident”) to serve as a trading sub-adviser for the Fund. Vident is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, as well as performing pre- and post-trade compliance and monitoring trading activity for the Fund, all subject to the oversight of the Adviser and the Board of Trustees.

Symmetry Panoramic Global Systematic Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective primarily by implementing a market-based factor approach to fixed income that the Fund’s investment adviser, Symmetry, believes has the potential to produce income and capital appreciation before fees over time. Under normal circumstances, the Fund will invest, directly or indirectly, at least 80% of its net assets in fixed income securities. The Fund will invest in fixed income securities denominated in U.S. dollars and non-U.S. currencies. Under normal market conditions, the Fund will allocate its investments between U.S. and non-U.S. securities (which may include emerging market securities) and other investments in amounts comparable to the allocation represented in the Fund’s benchmark. However, the Fund may overweight or underweight those allocations by up to 10% of net assets and also may depart from those allocations during times when market conditions are not deemed favorable.

The Fund generally will invest in obligations of U.S. and Non-U.S. entities, including government and government agency obligations, bank obligations, corporate bonds, asset-backed securities, mortgage-related and mortgage-backed securities, commercial paper, repurchase agreements, and other debt obligations and cash and cash equivalents. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and mortgage TBAs (“to-be-announced”). The Fund may invest in fixed income instruments with fixed or adjustable (floating) rates. The Fund may also invest a portion of its assets in high-yield (lower rated) debt instruments (also known as “below investment grade” or “junk bonds”, which are considered speculative). The Fund does not seek to maintain any particular weighted average maturity or duration, and may invest in fixed income instruments of any maturity or duration. The Fund may also invest in debt obligations that are issued by a non U.S. corporation or a U.S. affiliate of a non U.S. corporation or a non U.S. government or its agencies and instrumentalities. The Fund also may invest in the domestic bond market in China through China’s Bond Connect Program (“Bond Connect”), a program that provides foreign investors with access to China’s onshore bond market.

The Trust and the Adviser were granted an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that permits Symmetry, subject to certain conditions, and without the approval of shareholders, to hire and terminate sub-advisers (“Sub-Advisers”). At this time, J.P. Morgan Investment Management Inc. (“JPMIM”) is the sole sub-adviser to the Fund. The Adviser may add sub-advisers at its discretion. The sub-adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.

Currently, JPMIM manages the entirety of the assets in the Fund. JPMIM generally invests in fixed income securities of global issuers, which may include, but is not limited to, those securities included in the Bloomberg Global Aggregate Index. The Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from twenty-eight local currency markets. The currency exposure of the fund is hedged to the US dollar. JPMIM may also invest in short maturity high-yield fixed income securities rated Ba3 or higher (or the unrated equivalent) at the time of purchase. JPMIM’s factor-based strategy in corporate fixed income combines multiple investment styles, including value, momentum and quality, using an integrated multi-factor approach. In managing the Fund, JPMIM intends to overweight corporate bonds relative to their market value weight in the Bloomberg Global Aggregate Index. JPMIM seeks to invest in attractively valued corporate fixed income securities with positive momentum characteristics and of companies with stable business operations and practices. A fixed income security may be considered to be a value investment if it appears inexpensive based on market based measures of value relative to fundamental measures. In assessing momentum, JPMIM generally favors corporate fixed income securities with positive performance relative to other fixed income securities within its investment universe and also considers the equity momentum of the issuer. JPMIM also generally favors the fixed income securities issued by companies exhibiting consistent business health and stability, and may include those with strong profitability and balance sheet debt ratios. These factor characteristics are generally evaluated at the time of purchase, and may change throughout the holding period. JPMIM may add to or modify the economic factors employed in selecting securities. JPMIM may also implement a credit steepener strategy both using cash bonds (i.e., overweighting shorter maturity bonds while simultaneously underweighting longer maturity bonds) and credit default swaps (i.e., selling protection and buying protection) to pursue perceived opportunities. JPMIM also employs a long-short global rates overlay that employs a combined signal of expected carry return and yields in excess of expected inflation.

JPMIM determines the weight of each security in its allocated portion of the Fund using a combination of the liquidity of the security, JPMIM’s assessment of attractiveness of the security based on the factors described above, or using additional criteria that form part of JPMIM’s systematic security selection process. JPMIM utilizes portfolio optimization techniques, which incorporate anticipated transaction costs and turnover, to determine portfolio composition and trading activity.

JPMIM may also use a variety of derivative instruments, including futures and option contracts, forward contracts for currency hedging, interest rate swaps, and credit default swaps. In addition, JPMIM also may invest in derivatives, including but not limited to futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund, or to hedge currency risk. JPMIM may also enter into short positions in derivatives for hedging purposes or to enhance returns.

Symmetry Panoramic Alternatives Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a diversified multi-strategy fund that seeks to achieve its investment objective primarily by implementing alternative factor styles in a manner that the Fund’s investment adviser, Symmetry, believes will have relatively low correlation to equity markets as well as the potential to produce positive returns before fees over time. Under normal circumstances, the Fund pursues its investment strategy by investing at least 80% of its net assets in alternative investment strategies that target returns from the investment in relatively illiquid strategies such as event-driven and convergence, or arbitrage, trades, as well as factor returns from long-short strategies across multiple asset classes. The Fund will invest in in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”) or directly in securities or other instruments that provide exposure to a wide array of such alternative investment strategies. Certain Underlying Funds also may engage in strategies that require heightened turnover, and the Adviser may not consider portfolio turnover a limiting factor in making decisions for the Fund.

The Adviser seeks to manage a multi-factor fund that provides exposure to different managers that in the Adviser’s view are best able to deliver certain factor exposures as identified by the Adviser. The Adviser will generally access these investment managers through open-end mutual funds, exchange-traded funds, or through a direct sub-advisory relationship with an investment manager. The Adviser will make a determination for each investment manager as to which type of access it believes is most advantageous to the Fund, and will make changes at its discretion. The Adviser looks for Underlying Funds or sub-advisory mandates that will feature characteristics associated with investment style factors that have been identified in certain academic research papers and that, although there is no guarantee of future results, the Adviser has identified as having historically shown the potential to deliver greater returns over time. The Underlying Funds in which the Fund invests may invest in a broad range of instruments, including, but not limited to, equities of U.S. companies, foreign companies in developed markets and/or companies located in emerging markets, variety of derivatives including futures, currency and commodity forwards, options, swaps, convertible securities, debt securities, loans, warrants, exchange-traded funds, and exchange-traded notes. An Underlying Fund may also engage in short sales. The Fund does not seek to maintain any particular weighted average maturity, duration, or quality, and may invest in Underlying Funds that hold fixed income instruments of any maturity, duration, or quality, including bonds that are below investment grade (also known as “junk bonds”, which are considered speculative). The Underlying Funds may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy. In addition, Underlying Funds may invest in securities issues in private investment in public equity (“PIPE”) transactions, stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities, restricted securities, initial public offerings (“IPOs”) and seasoned (i.e., secondary) equity offerings (“SEOs”) of U.S. equity securities, and in restricted securities. The Fund may use both long and short positions within each of the instruments. The Fund may also invest a portion of its assets in the instruments directly.

There is no limit in the number of Underlying Funds in which the Fund may invest, and the Fund may invest more than 25% of its assets in one Underlying Fund.

The Adviser sets an overall asset allocation based on long-term strategic considerations and monitors the portfolio on an ongoing basis. The Adviser will periodically rebalance the portfolio and may change managers and/or exposures over time based on its evolving investment views amid changing market and economic conditions.

Periodically, the Fund’s Adviser will review certain factors in each Underlying Fund and may add or remove Underlying Funds without notice to shareholders. The Adviser may also temporarily over or under-weight certain exposures for the purpose of managing distributions, which may include selling Fund investments to offset gains. To the extent that this activity causes the Fund to deviate from its typical factor exposures, it may not meet its investment objective. The Adviser may also temporarily alter its investments if market, economic or other signals warrant in the view of the Adviser.

The Trust and the Adviser were granted an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that permits Symmetry, subject to certain conditions, and without the approval of shareholders, to hire and terminate sub-advisers (“Sub-Advisers”). At this time, there are no sub-advisers to the Fund. The Adviser may add sub-advisers at its discretion. With respect to any portion of assets managed directly by a sub-adviser, the Fund utilizes a “multi-manager” approach whereby the Fund’s assets will be allocated to one or more sub-advisers, in percentages determined at the discretion of the Fund’s Adviser. Each sub-adviser acts independently from the others and utilizes its own distinct investment style in investing in selecting securities. However, each sub-adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.

The Underlying Funds in which the Fund invests may also use a variety of derivative instruments, including futures and option contracts and swaps. Underlying index-based ETFs may use derivatives, including futures contracts, options on futures contracts, options and swaps to help the ETF track its underlying index. In addition, the Fund also may invest directly in derivatives, including but not limited to futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund.

The Adviser has engaged Vident Asset Management (“Vident”) to serve as a trading sub-adviser for the Fund. Vident is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, as well as performing pre- and post-trade compliance and monitoring trading activity for the Fund, all subject to the oversight of the Adviser and the Board of Trustee.